As filed with Securities and Exchange Commission on January 4, 2000

Securities Act Registration No. 002-69308
Investment Company Act No. 811-3097

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1
Post-Effective Amendment No.___
__________________

Smith Barney Managed Municipals Fund Inc.
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York 10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Managed Municipals Fund Inc.
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)
_____________________

Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019-6099
_______________

Approximate Date of Proposed Public Offering:
As soon as possible after the effective date of this Registration
Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.

TITLE OF SECURITIES BEING REGISTERED:
Shares of Beneficial Interest ($.001 par value) of the
Smith Barney Managed Municipals Fund Inc.
___________________

     The Registrant has registered an indefinite amount of securities under the
Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company
Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).



PART A
INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                      A Special Notice to Shareholders of
                 Greenwich Street Municipal Fund Inc. ("GSI")

                            Your Vote is Important

Dear Shareholder:

  The Board of Directors of Greenwich Street Municipal Fund Inc. ("GSI") has recently reviewed and unanimously endorsed a proposal to reorganize GSI. The Board judges this reorganization to be in the best interests of GSI's shareholders. Shares of GSI have historically traded at a market discount that will be eliminated by merging GSI into Smith Barney Managed Municipals Fund Inc. ("Smith Barney Managed Municipals Fund"), an open-end mutual fund. The Board believes that the new shares will offer shareholders greater liquidity and additional benefits.

  Under the terms of the proposal, Smith Barney Managed Municipals Fund would acquire the assets and liabilities of GSI. With your approval, GSI will be liquidated and you will become a shareholder of Smith Barney Managed Municipals Fund. You will receive shares of Smith Barney Managed Municipals Fund that have a value equal to the aggregate net asset value of your investment in GSI at the time of transaction.

  Here are some facts about the merger and the Smith Barney Managed Municipals Fund that will be useful to you as you vote for this transaction:

  . There will be no cost to you to become a shareholder of Smith Barney Managed Municipals Fund

  . In the opinion of counsel, this transaction will be free from federal income taxes to you, GSI and Smith Barney Managed Municipals Fund

  . You will be able to redeem your shares of Smith Barney Managed Municipals Fund for cash without any redemption fees or required holding period

  . Shares of Smith Barney Managed Municipals Fund are priced on each day the fund is open for business and you may redeem all or a part of your shares at the then-current net asset value per share.

  . As a shareholder of Smith Barney Managed Municipals Fund, you will have the ability to exchange your shares of the fund for shares of the same class of other funds within that fund complex

  . The same portfolio manager who manages GSI also manages Smith Barney Managed Municipals, which has been operation since March 1981.

  The Board of Directors of GSI has called a Special Meeting of Shareholders of GSI to be held on February 24, 2000 to consider this transaction. We strongly urge your participation by asking you to promptly return your proxy card.

  Detailed information about this proposed transaction is described in the enclosed proxy statement. On behalf of the Board of Directors, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. We have included a self-addressed, postage-paid envelope for your convenience.

  Please call your dealer representative if you have any questions about this proposed transaction. You may also call PFPC Global Fund Services at 1-800-331-1710 for further information if your shares are held by them.

Sincerely,

Heath B. McLendon
Chairman of the Board

January 14, 2000

                     GREENWICH STREET MUNICIPAL FUND INC.
                             388 Greenwich Street
                           New York, New York 10013

                            ----------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        To Be Held on February 24, 2000

                            ----------------------

  Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Greenwich Street Municipal Fund Inc. ("Acquired Fund") will be held at 388 Greenwich Street, 26th Floor, New York, New York on February 24, 2000, commencing at 9:30 a.m. for the following purposes:

    1. To approve or disapprove the Agreement and Plan of Reorganization dated as of December 30, 1999 providing for (i) the acquisition of all or substantially all of the assets of the Acquired Fund by Smith Barney Managed Municipals Fund Inc. ("Acquiring Fund") in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund, (ii) the distribution of such shares of the Acquiring Fund to shareholders of the Acquired Fund in liquidation of the Acquired Fund and (iii) the subsequent dissolution of the Acquired Fund.

    2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

    The Board of Directors of the Acquired Fund has fixed the close of business on December 13, 1999 as the record date for the determination of shareholders of the Acquired Fund entitled to notice of and to vote at the Meeting and any adjournment or adjournments thereof.

  Your vote is important regardless of the size of your holdings in the Acquired Fund. Whether or not you plan to attend the meeting, we ask that you please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope which needs no postage if mailed in the continental United States. Instructions for the proper execution of proxies are set forth on the inside cover.

                                           By Order of the Board of Directors

                                                Christina T. Sydor, Esq.
                                                        Secretary

January 14, 2000

                     INSTRUCTIONS FOR SIGNING PROXY CARDS

  The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

    1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

    2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

    3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration                                     Valid Signatures
------------                                     ----------------
Corporate Accounts
 (1) ABC Corp.................................   ABC Corp.
 (2) ABC Corp.................................   John Doe, Treasurer
 (3) ABC Corp.
        c/o John Doe, Treasurer................  John Doe
 (4) ABC Corp. Profit Sharing Plan............   John Doe, Trustee
Trust Accounts
 (1) ABC Trust................................   Jane B. Doe, Trustee
 (2) Jane B. Doe, Trustee
        u/t/d 12/28/78.........................  Jane B. Doe
Custodian or Estate Accounts
 (1) John B. Smith, Cust.
        f/b/o John B. Smith, Jr. UGMA..........  John B. Smith
 (2) Estate of John B. Smith..................   John B. Smith, Jr.,
                                                   Executor

               PROSPECTUS/PROXY STATEMENT DATED JANUARY 14, 2000

                         Acquisition Of The Assets Of

                     GREENWICH STREET MUNICIPAL FUND INC.
                             388 Greenwich Street
                           New York, New York 10013
                                (800) 331-1710

                       By And In Exchange For Shares Of

                   SMITH BARNEY MANAGED MUNICIPALS FUND INC.
                             388 Greenwich Street
                           New York, New York 10013
                                (800) 451-2010

  This Prospectus/Proxy Statement is being furnished to shareholders of the Greenwich Street Municipal Fund Inc. (the "Acquired Fund") in connection with a proposed plan of reorganization to be submitted to shareholders of the Acquired Fund for consideration at a Special Meeting of Shareholders to be held on February 24, 2000 at 9:30 a.m. (the "Meeting"), at the Acquired Fund's office located at 388 Greenwich Street, 26th Floor, New York, New York 10013, or any adjournment or adjournments thereof.

  The plan provides for all or substantially all of the assets of the Acquired Fund to be acquired by Smith Barney Managed Municipals Fund Inc. (the "Acquiring Fund") in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund (hereinafter referred to as the "Reorganization"). (The Acquiring Fund and the Acquired Fund are sometimes referred to hereinafter as the "Funds" and individually as a "Fund.") Shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund and thereafter the Acquired Fund will be dissolved. As a result of the proposed Reorganization, each shareholder of the Acquired Fund will receive that number of shares of the Acquiring Fund having a value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund immediately prior to the Reorganization. Holders of shares of the Acquired Fund will receive Class A shares of the Acquiring Fund, and no sales charge will be imposed on such shares. This transaction is structured to be tax-free for federal income tax purposes to shareholders and to both the Acquiring Fund and the Acquired Fund.

  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

  The Acquiring Fund is an open-end, diversified management investment company, whose investment objective is to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. The Acquired Fund is a closed-end, non-diversified management investment company, whose investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

  The investment objective that both Funds pursue is identical. The investment policies of the Funds are generally similar and Joseph Deane is the portfolio manager of both Funds. However, there is one material difference between the investment policies that the Funds pursue to achieve their investment objective. This difference relates to the Funds' ability to invest in bonds which are rated below investment grade or are unrated bonds of equivalent quality (commonly known as "junk bonds."). The Acquired Fund will only invest in bonds that are rated investment grade or unrated securities that are deemed by the Acquired Fund's manager to be of a quality comparable to investment grade. The Acquiring Fund, however, may invest up to 20% of its assets in below investment grade bonds or in unrated securities of equivalent quality. There are special risks associated with an investment in below investment grade bonds which are discussed under "Risk Factors" herein and under "More on the fund's investments" in the prospectus of the Acquiring Fund which was delivered herewith. The differences in the investment policies of the Acquiring Fund and the Acquired Fund are described under "Investment Objectives and Policies" in this Prospectus/Proxy Statement.

  This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 14, 2000, relating to this Prospectus/Proxy Statement and the Reorganization, has been filed with the SEC and is also incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by calling or writing to the Acquiring Fund at the telephone number or address listed on the cover page of this Prospectus/Proxy Statement.

    1. The Prospectus of Smith Barney Managed Municipals Fund Inc. dated June 28, 1999, is incorporated in its entirety by reference and a copy accompanies this proxy statement/prospectus.

    2. The Annual Report of Smith Barney Managed Municipals Fund Inc. dated February 28, 1999, is incorporated in its entirety by reference and a copy accompanies this proxy statement/prospectus.

    3. The Prospectus of the Greenwich Street Municipal Fund Inc. dated September 28, 1999, is incorporated in its entirety by reference. You may obtain the Greenwich Street Municipal Fund Inc.'s prospectus and statement of additional information (without charge) by contacting your dealer representative or PFPC Global Fund Services ("PFPC"), or by calling the Acquired
  Fund at 1-800-331-1710, or by writing to the Acquired Fund at 388 Greenwich Street, New York, New York 10013.

  Also accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Agreement and Plan of Reorganization (the "Plan") for the proposed transaction. Any term not defined herein shall have the meaning assigned to it in the accompanying prospectus of the Acquiring Fund.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
ADDITIONAL MATERIALS.......................................................   3
FEE TABLE..................................................................   4
SUMMARY....................................................................   5
PRINCIPAL RISK FACTORS.....................................................   9
INFORMATION ABOUT THE REORGANIZATION.......................................  11
INFORMATION ABOUT THE ACQUIRING FUND.......................................  18
INFORMATION ABOUT THE ACQUIRED FUND .......................................  18
VOTING INFORMATION.........................................................  19
OTHER BUSINESS.............................................................  20
EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION............................ A-1

                             ADDITIONAL MATERIALS

  The following additional materials have been incorporated by reference into the Statement of Additional Information dated January 14, 2000 relating to this Prospectus/Proxy Statement. These additional materials will be sent (without charge) to all shareholders requesting copies. The Statement of Additional Information of the Acquiring Fund can be obtained by calling or writing the Acquiring Fund at the telephone number or address listed on the cover page of this Prospectus/Proxy Statement. The Annual Report of the Acquired Fund can be obtained by calling or writing the Acquired Fund at the telephone number or address listed on the cover page of this Prospectus/Proxy Statement.

    1. Statement of Additional Information of Smith Barney Managed Municipals Fund Inc. dated June 28, 1999.

    2. Annual Report of Greenwich Street Municipal Fund Inc. for the fiscal year ended May 31, 1999.

                                   FEE TABLE

  As shown below, for the year ended May 31, 1999, the Acquired Fund's expense ratio (total operating expenses as a percentage of average net assets) was 0.39%, including waivers and reimbursements. This voluntary waiver may be terminated at any time by the Acquired Fund's manager without notice. Without giving effect to the fee waiver, the Acquired Fund's expense ratio would have been 1.01%. For the fiscal year ended February 28, 1999, the Acquiring Fund's expense ratio was 0.67%. Consequently, shareholders of the Acquired Fund would experience an increase in expenses with respect to the Class A shares received pursuant to the Reorganization, if the manager of the Acquired Fund maintains the current waiver of its fee.

                                           Acquired Fund Acquiring Fund
                                              Shares     Class A Shares Pro Forma
                                           ------------- -------------- ---------
Shareholder Transaction Expenses
Maximum sales charge imposed on purchases
  (as a percentage of offering price)          None           4.00%*      4.00%*
Maximum Deferred Sales Charge (as a
  percentage of original cost or
  redemption proceeds, whichever is lower)     None            None**      None**
Annual Operating Expenses
   (as a percentage of average net assets)
   Management fees                             0.28%***       0.47%       0.47%
   12b-1 fees                                   None          0.15%       0.15%
   Other expenses****                          0.11%          0.05%       0.05%
                                               ----           ----        ----
Total Operating Expenses                       0.39%***       0.67%       0.67%
                                               ====           ====        ====

-----------
* The sales charge imposed on purchases will be waived with regard to the Acquiring Fund's exchange of its shares for the Acquired Fund's assets; you will not pay any sales charge in connection with your receipt of the Acquiring Fund's Class A shares pursuant to the Reorganization.
** You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. However, if you receive Class A shares pursuant to the Reorganization, you may redeem those shares at any time and you will not have to pay any deferred sales charge.

*** Effective September 1, 1998, the manager of the Acquired Fund instituted a voluntary fee waiver whereby its management fees were received at an annual rate of 0.28% of average daily net assets; without giving effect to the fee waiver, management fees would be 0.90% and Total Operating Expenses would be 1.01%.
**** "Other expenses" for shares of the Acquired Fund and the Class A shares of the Acquiring Fund are based on expenses for the fiscal years ended May 31, 1999 and February 28, 1999, respectively.

Example

This example helps you compare the costs of investing in the Acquiring Fund with the
costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                     Number of years you own your shares*

                      1 year 3 years 5 years 10 years
Acquired Fund shares   $ 40   $125    $219    $  677
Acquiring Fund
Class A shares         $466   $606    $758    $1,201


This example should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY

  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Agreement and Plan of Reorganization (a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A), the accompanying Prospectus and Annual Report of the Acquiring Fund dated June 28, 1999, and February 28, 1999, respectively, and the Prospectus of the Acquired Fund dated September 28, 1999.

  Proposed Reorganization. The Board of Directors of both Funds, including all of the Directors who are not "interested persons" of the Acquired or Acquiring Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Directors" or "Non-Interested Board Members"), approved on November 17, 1999 and June 2, 1999, respectively, the Plan.
Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for (a) the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund, an open-end diversified investment company, in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund's stated liabilities; (b) the distribution of such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund; (c) the termination of the Acquired Fund as a non-diversified closed-end management investment company; and (d) the dissolution of the Acquired Fund as a corporation under Maryland law (collectively, the "Reorganization"). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund and will hold, immediately after the closing of the Reorganization (the "Closing"), the number of full and fractional Class A shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Acquired Fund as of the close of business on the day of the Closing
(the "Valuation Date"). The Closing is expected to occur on March 3, 2000, or on such later date as the parties may agree in writing (the "Closing Date"). Some of the outstanding shares of the Acquired Fund are represented by physical certificates, however, in the interest of economy and convenience, shares of the Acquiring Fund issued to Acquired Fund shareholders pursuant to the Reorganization will be in uncertificated form. Certificates of the Acquired Fund will be void after the Closing.

  For the reasons set forth below under "Reasons for the Reorganization," the Board of Directors of the Acquired Fund, including the Non-Interested Directors of Acquired Fund, has concluded that the Reorganization would be in the best interests of the shareholders of the Acquired Fund and therefore has submitted the Plan for approval by the Acquired Fund's shareholders. The Board of Directors of the Acquiring Fund has reached similar conclusions with respect to the Acquiring Fund and has also approved the Reorganization in respect of the Acquiring Fund. Approval of the Reorganization will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund. See "Voting Information."

  Tax Consequences. Prior to completion of the Reorganization, the Funds will have received an opinion of counsel that, upon the Reorganization and the transfer of the assets of the Acquired Fund, no gain or loss will be recognized by the Acquired Fund or its shareholders for federal income tax purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. In addition, the holding period and tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Acquired Fund immediately prior to the Reorganization.

  Investment Objectives and Policies. The Acquiring Fund's investment objective is to seek to maximize current interest income which is excluded from gross income for federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. The Acquired Fund's investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

  Pursuant to the investment policies the Acquired Fund employs to achieve its investment objective it will normally invest 80% of its total assets in municipal obligations rated investment grade at the time of investment. Investment grade securities are those rated within the highest four rating categories by Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's Rating Group ("S&P") or another nationally-recognized rating agency ("NRSRO"). Additionally, an amount equal to up to 20% of the Acquired Fund's total assets may be invested in unrated securities that are deemed by the Acquired Fund's manager to be of a quality comparable to investment grade. Thus, 100% of the total assets of the Acquired Fund will normally be invested in municipal obligations either rated investment grade or unrated but deemed by the Acquired Fund's manager to be of a quality comparable to investment grade. The Acquiring Fund will normally invest 80% of its total assets in municipal obligations rated investment grade or that are deemed by the Acquiring Fund's manager to be of a quality comparable to investment grade. The Acquiring Fund, however, may also invest up to 20% of its assets in below investment grade bonds or in unrated securities of equivalent quality (commonly known as "junk bonds"). Thus, while both Funds have identical investment objectives and both Funds will normally invest 80% of their total assets in investment grade municipal bonds; there is one material difference between the investment policies the Funds pursue in seeking to achieve their investment objectives. While the Acquired will not invest in below investment grade bonds, the Acquiring Fund may invest 20% of its total assets in below investment grade municipal bonds. There are special risks associated with an investment in below investment grade bonds. An investment in the Acquiring Fund is subject to the special risks associated with an investment in below investment grade bonds. These risks are discussed under
"Risk Factors" herein and under "More on the fund's investments" in the prospectus of the Acquiring Fund which was delivered herewith.

  Both Funds may invest up to 20% of their assets in taxable securities and, as temporary defensive positions, invest in all types of money market and short-term (one to three year maturity) debt securities.

  There is also a difference in the investment policies of the Funds with regard to the duration of the securities in which they will invest. The Acquired Fund will normally only invest in long-term securities (fifteen years and over maturity), while the Acquiring Fund will invest in both intermediate-term (four to fourteen year maturity) and long-term securities.

  The final difference between the investment policies of the Funds, stems from the fact that the Acquired Fund is a non-diversified investment company and the Acquiring Fund is a diversified investment company. In order to be classified as a diversified fund, the Acquiring Fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of one issuer (except U.S. government securities) or own more than 10% of the outstanding voting securities of any one issuer. As a non-diversified fund, the Acquired Fund is not subject to these restrictions. However, both Funds intend to conduct their operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Funds of any liability for federal income tax to the extent their earnings are distributed to shareholders. To qualify as a regulated investment company, both Funds will, among other things, limit their investments so that, at the close of each quarter of their taxable year (1) not more than 25% of the market value of the Funds' total assets will be invested in the securities of a single issuer and
(2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of either Funds' total assets will be invested in the securities of a single issuer.

  The manager of both Funds believes that there are no differences between the investment policies of the Funds or differences in the 1940 Act regulations applicable to both Funds that would cause the sale of any securities of the Acquired Fund because of the reorganization. However, if such a sale were required the manager would pay all costs associated with such sale.

  Distribution and Purchase Procedures. The shares of the Acquired Fund and the Acquiring Fund are distributed differently and have different purchase procedures. These differences stem primarily from the fact that the Acquired Fund is a closed-end investment company and the Acquiring Fund is an open-end investment company. The Acquired Fund's shares are traded on the New York Stock Exchange ("NYSE"). These shares may be purchased by placing an order with any broker who will effect trades in NYSE listed stocks. In addition, Salomon Smith Barney may buy and sell the Acquired Fund's shares and may make a market in the Acquired Fund's common stock. Salomon Smith Barney is not obligated to conduct market-making activities and may stop doing so at any time without notice to the Acquired Fund or its shareholders. The market price of the Acquired Fund's shares may, among other things, be determined by the relative demand for and supply of the shares in the market, the Acquired Fund's investment performance, the Acquired Fund's dividends and yield and investor perception of the Acquired Fund's overall attractiveness as an investment as compared with other investment alternatives. Shareholders of the Acquired Fund do not pay an annual fee in connection with the distribution of the Acquired Fund's shares.

  The shares of the Acquiring Fund are distributed in accordance with a distribution and service plan ("12b-1 Plan") which has been adopted by the
 Acquiring
Fund's shareholders pursuant to Rule 12b-1 of the 1940 Act. Under the 12b-1
 Plan,
the Acquiring Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the average daily net assets attributable to the Acquiring Fund's shares. Under its terms, the 12b-1 Plan continues from year to year, provided such continuance is
approved annually by vote of the Acquiring Fund's Board of Directors, including a majority of the independent directors. The 12b-1 Plan may not be amended
to increase the amount of the service and distribution fees without shareholder approval, and all material amendments to the 12b-1 Plan also must be approved by the directors and independent directors. The 12b-1 Plan may be terminated with respect to a Class of the Acquiring Fund at any time, without penalty, by vote of a majority of the independent directors or by a vote of a majority of the outstanding voting securities of the Class

(as defined in the 1940 Act). Pursuant to the 12b-1 Plan, Salomon Smith Barney
 will
provide the Acquiring Fund's Board of Directors with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which such expenditures
were made.

  The Acquiring Fund's shares may be purchased at their net asset value on any business day during which the Acquiring Fund is open for business. The Acquiring Fund's net asset value per share is determined as of close of regular trading on the NYSE, on each day that the NYSE is open, by dividing value of the Acquiring Fund's net assets attributable to each Class by the total number of shares of that Class outstanding. See "Buying Shares" in the Acquiring Fund's prospectus which was mailed herewith.

  Exchange Privileges. The Funds differ with respect to their respective exchange privileges. Shareholders of the Acquired Fund do not have any exchange privileges. Shareholders of the Acquiring Fund may exchange at net asset value all or a portion of their shares for shares of the same class in certain other funds of the Smith Barney Mutual Funds. Any exchange will be a taxable event for which a shareholder may have to recognize a gain or a loss under federal income tax provisions. See "Exchanging Shares" in the accompanying prospectus of the Acquiring Fund.

  Redemption Procedures. The Funds also differ with respect to the redemption rights and procedures inherent as a shareholder of those respective Funds. A shareholder of the Acquired Fund has no right to redeem his or her shares. In contrast, a shareholder of the Acquiring Fund may redeem his or her shares from the Acquiring Fund at any time during which the fund is open for business by tendering such shares to the Acquiring Fund. The redemption price the Acquiring Fund will pay for such shares is equal to their net asset value next determined after receipt of a written request for redemption. You may refer to the section entitled "Redemption of Shares" in the prospectus of the Acquiring Fund, which accompanied this proxy statement, for a complete description of the Acquiring Fund's redemption procedures.

                            PRINCIPAL RISK FACTORS

  The following is a summary of the principal risk factors associated with investing in shares of the Acquiring Fund, and a comparison with those applicable to the Acquired Fund. This summary is qualified in its entirety by the accompanying Prospectus of the Acquiring Fund.

  Investors could lose money on their investment in the Acquiring Fund, or the Acquiring Fund may not perform as well as other investments, if:

 .Interest rates rise, causing the value of the Acquiring Fund's portfolio to decline
 .The issuer of a security owned by the Acquiring Fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

 .Municipal securities fall out of favor with investors
 .Unfavorable legislation affects the tax-exempt status of municipal bonds .The manager's judgement about the attractiveness, value or income potential of a particular security proves to be incorrect

  Municipal securities are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other government issuers such as Puerto Rico, the Virgin Islands and
Guam). The interest on these bonds is exempt from federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The municipal securities in which the
 Acquiring Fund
invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The Acquiring Fund may also hold zero coupon securities which pay no
interest during the life of the obligation but trade at prices below their stated maturity value.

  Below investment grade securities. Below investment grade securities, also know as "junk bonds", are considered speculative with respect to the issuer's ability to pay interest and principal, involve a high risk of loss and are susceptible to default or decline in market value because of adverse economic and business developments. The market value for these securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

  Derivative contracts. The Acquiring Fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 .As a substitute for buying or selling securities

  A futures contract will obligate or entitle the Acquiring Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a Fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The Acquiring Fund may not fully benefit from or may lose money on futures if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

  It is possible that some of the Acquiring Fund's income distributions may be, and distributions of the Fund's gains generally will be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or on transactions in derivatives. Some of the Acquiring Fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the Fund's income and gains will be subject to state personal income taxation.

  In comparing the risks associated with an investment in the Acquiring Fund with the risks inherit in an investment in the Acquired Fund, the one material difference is with regard to the Acquiring Fund's ability to invest up to 20% of its assets in below investment grade municipal bonds. This ability of the Acquiring Fund causes investors in the Acquiring Fund to assume more risk than investors in the Acquired Fund, because investors in the Acquiring Fund are also subject to the risk of an investment in below investment grade securities. Because the Acquired Fund does not invest in below investment grade securities, shareholders of that fund are not subject to such a risk.

                     INFORMATION ABOUT THE REORGANIZATION

  Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan (Exhibit A hereto). The Plan provides that the Acquiring Fund will acquire all or substantially all of the assets of the Acquired Fund in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund on the Closing Date. Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations. The Acquiring Fund will not assume any liabilities or obligations other than those reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m., New York City time, on the Closing Date. The number of full and fractional Class A shares of the Acquiring Fund to be issued to the Acquired Fund shareholders will be determined on the basis of the Acquiring Fund's Class A shares' and the Acquired Fund's shares' relative net asset value. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of such outstanding shares.

  The Acquired Fund and the Acquiring Fund will utilize the procedures set forth in the Prospectus of the Acquiring Fund to determine the value of their respective portfolio securities and to determine the aggregate value of each fund's portfolio. The method of valuation employed will be consistent with the requirements set forth in the Prospectus of the Acquiring Fund, Rule 22c-1 under the 1940 Act and the interpretations of such rule by the SEC's Division of Investment Management.

  At or prior to the Closing Date, the Acquired Fund will, and the Acquiring Fund may, declare a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to their respective shareholders all taxable income for the taxable period ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid). In addition, the Acquired Fund's dividend will include its net capital gains realized in the taxable year ending on or prior to the Closing Date (after reductions for any capital loss carryforward).

  On the Closing Date or as soon thereafter as conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Acquired Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to each of the Acquired Fund's shareholders. After such distribution and the winding up of its affairs, the Acquired Fund will be dissolved.

  The consummation of the Reorganization is subject to the conditions set forth in the Plan. Notwithstanding approval of the Acquired Fund's shareholders, the Plan may be terminated at any time at or prior to the Closing Date (i) by mutual agreement of the Acquired Fund and the Acquiring Fund, (ii) by the Acquired Fund, in the event that the Acquiring Fund shall, or the Acquiring Fund in the event that the Acquired Fund shall, materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) by the Acquired Fund, or by the Acquiring Fund if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

  Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund. If the Reorganization is not approved by shareholders of the Acquired Fund, the Board of Directors of the Acquired Fund will consider courses of action available to it, including re-submitting the Reorganization proposal to shareholders.

  Description of the Acquiring Fund's Shares. Pursuant to the Reorganization and in accordance with the Plan, each shareholder of the Acquired Fund will become a shareholder of Class A shares of the Acquiring Fund. Each share of the Acquiring Fund represents a proportional interest in the Fund's investment portfolio. The Class A shares of the Acquiring Fund are normally purchased subject to a 4.00% initial sales charge, however, no sales charge will be paid on shares received pursuant to this Reorganization. Also, no fee will be charged upon redemptions of shares of the Acquiring Fund received pursuant to this Reorganization. For a complete description of the Acquiring Fund's shares, please see "Comparing the fund's classes"; "Buying shares"; "Exchanging shares"; "Redeeming shares"; and "Other things to know about share transactions", in the Acquiring Fund's prospectus which was mailed herewith.

  Reasons for the Reorganization. The Boards of Directors of both the Acquiring and Acquired Funds have determined that it is in the best interest of the Funds' shareholders to combine the Acquired Fund with the Acquiring Fund. In particular, the combination of the Acquired Fund and the Acquiring Fund is expected to eliminate the market discount at which the shares of the Acquired Fund have historically traded and offer shareholders more liquidity in their investment.

  The following table sets forth the high and low sales prices for the shares of the Acquired Fund, the net asset value per share and the discount or premium to net asset value represented by the quotation for the last two years.

             Quarterly High Price        Quarterly Low Price
          --------------------------  --------------------------
          Net Asset  NYSE   Discount  Net Asset  NYSE   Discount
            Value    Price   to NAV     Value    Price   to NAV
-----------------------------------------------------------------
11/30/97   $11.94   $11.688  (2.11)%   $11.76   $11.063   (5.93)%
2/28/98     12.08    11.813  (2.21)     11.74    11.063   (5.77)
5/31/98     11.81    11.500  (2.62)     11.62    10.438  (10.17)
8/31/98     11.84    10.813  (8.67)     11.72    10.063  (14.14)
11/30/98    12.01    11.125  (7.37)     11.84    10.250  (13.43)
2/28/99     11.87    11.500  (3.12)     11.77    10.500  (10.79)
5/31/99     11.76    10.875  (7.53)     11.47     9.906  (13.64)
8/31/99     11.40    10.938  (4.05)     10.72    10.000   (6.72)
11/30/99    10.71    10.375  (3.13)     10.37     9.813   (5.38)
-----------------------------------------------------------------

  As of December 20, 1999, the price of common stock as quoted on the NYSE was $10.42, representing a 5.23% discount from the common stock's net asset value calculated on that day.

  As shown above, the shares of the Acquired Fund have traded at a discount to their net asset value for the last two years. In considering various alternatives for the Acquired Fund, its Board of Directors considered those options which could be undertaken to eliminate the discount to net asset value at which the shares of the Acquired Fund trade, while attempting to provide the most flexibility at the least cost to shareholders. The Board determined that either combining the Acquired Fund with an open-end fund or liquidating the Acquired Fund were the two ways in which the Acquired Fund would necessarily meet the goal of eliminating the discount. However, although both of these options would eliminate the discount, the Board chose the option of combining the Acquired Fund with an open-end fund because it would afford shareholders more flexibility in deciding whether they wished to recognize gain or loss for tax purposes on the disposition of their shares.

  If the Acquired Fund were to liquidate the shareholders would receive the net asset value of their holdings in cash, pursuant to the liquidation, and would recognize any gain or loss then built in their shares. Pursuant to the proposed Reorganization, the shareholders of the Acquired Fund will receive an amount of Class A shares of the Acquiring Fund equal to the net asset value of their holdings in the Acquired Fund in a tax-free reorganization. Thus, shareholders may defer the recognition of gain or loss on the disposition of their Acquired Fund shares pursuant to the proposed Reorganization. However, if the shareholder desired cash and a recognition for tax purposes of the gain or loss built in their shares, the shareholder would have the right to redeem their shares in the Acquiring Fund at the shares' net asset value for cash and with no redemption fee charged. Thus, by pursuing the proposed Reorganization, rather than a liquidation of the Acquired Fund, shareholders have the option of achieving the same result as a liquidation or they may defer tax consequences while still eliminating the discount to net asset value at which shares of the Acquired Fund currently trade. Also, because a liquidation would require all of the Acquired Fund's investments to be sold, there are less transaction costs involved in the proposed Reorganization. The Board of Directors of the Acquired Fund then chose the Acquiring Fund as the fund into which the Acquired Fund should be combined because of the identical nature of their investment objectives, the fact that both Funds are managed by Joseph Deane, and the similarity of their investment policies as was discussed previously herein.

  Federal Income Tax Consequences. The exchange of assets for shares of the Acquiring Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will receive an opinion from Willkie Farr & Gallagher, counsel to the Funds, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

    (1) the transfer of all or substantially all of the Acquired Fund's assets in exchange for the Acquiring Fund's shares and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

    (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund's shares and the assumption of scheduled liabilities of the Acquired Fund;

    (3) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund's shares and the assumption of scheduled liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund's shares to the Acquired Fund's shareholders;

    (4) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund;

    (5) the aggregate tax basis for shares of the Acquiring Fund received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of shares of the Acquired Fund surrendered therefor, and the holding period of shares of the Acquiring Fund to be received by each shareholder of the Acquired Fund will include the period during which shares of the Acquired Fund exchanged therefor were held by such shareholder (provided shares of the Acquired Fund were held as capital assets on the date of the Reorganization); and

    (6) the tax basis to the Acquiring Fund of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

  Shareholders of the Acquired Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders of the Acquired Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

  Material Differences in Shareholders' Rights. Most of the material differences in the rights associated with being a shareholder of the Acquired Fund compared with being a shareholder of the Acquiring Fund are attributable to the Acquired Fund being a closed-end investment company and the Acquiring Fund being an open-end investment company. As has been discussed previously in this proxy statement under the "Exchange Rights" and "Redemption Procedures" headings, shareholders of the Acquired Fund have no ability to exchange their shares for shares of another fund and also have no right to have their shares redeemed by the Acquired Fund by tendering their shares to the Acquired Fund. However, shareholders of the Acquiring Fund may exchange at net asset value all or a portion of their shares for shares of the same class in certain other funds of the Smith Barney Mutual Funds. See "Exchange Privileges" herein and "Exchanging Shares" in the accompanying prospectus of the Acquiring Fund. Also, shareholders of the Acquiring Fund have the right to have their shares redeemed at the shares' net asset value by the Acquiring Fund by tendering their shares to the Acquiring Fund. See "Redemption Procedures" herein and "Redemption of Shares" in the accompanying prospectus of the Acquiring Fund.

  Another difference in the rights of shareholders of the two funds is that the Acquiring Fund may not issue any securities which are senior to those currently outstanding. The Acquired Fund has the right to issue senior securities, however, the Acquired Fund does not have any senior securities outstanding and has no present intention of issuing such securities. Both the Acquiring Fund and the Acquired Fund are Maryland corporations and thus their shareholders have the same rights due them under state law. However, because the shares of the Acquired Fund are listed on the NYSE, the Acquired Fund currently holds annual meetings of shareholders. There normally will be no meetings of shareholders of the Acquiring Fund for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose (including, but not limited to, the removal and/or election of directors) upon written request of shareholders holding at least 10% of the Acquiring Fund's outstanding shares and the Acquiring Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each class of shares of the Acquiring Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that class. Generally, shares of the Acquiring Fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one class.

  Capitalization. The following table shows the capitalization of the Acquiring Fund and the Acquired Fund as of December 8, 1999, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.*

                                                              Pro Forma for
                                                              Reorganization
                                                  (Unaudited)   (Unaudited)
                                                  ----------  --------------
                                                    (In thousands, except per
                                                          share values)
ACQUIRING FUND
Class A Shares
  Net assets..................................... $1,967,396    $2,176,289
  Net asset value per share......................      14.39         14.39
  Shares outstanding.............................    136,723       151,239
Class B Shares
  Net assets..................................... $  943,135    $  943,135
  Net asset value per share......................      14.38         14.38
  Shares outstanding.............................     65,566        65,566
Class L Shares
  Net assets..................................... $  155,840    $  155,840
  Net asset value per share......................      14.38         14.38
  Shares outstanding.............................     10,839        10,839
Class Y Shares
  Net assets..................................... $   44,178    $   44,178
  Net asset value per share......................      14.41         14.41
  Shares outstanding.............................      3,066         3,066
ACQUIRED FUND
Shares
  Net assets..................................... $  208,893           N/A
  Net asset value per share......................      10.51           N/A
  Shares outstanding.............................     19,882           N/A

  As of the Record Date, the officers and Directors of the Acquired Fund beneficially owned as a group less than 1% of the outstanding shares of the Acquired Fund. To the best knowledge of the Directors of the Acquired Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934 (the "Exchange Act")), except as set forth in the table below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Acquired Fund. As of the Record Date, the officers and Directors of the Acquiring Fund beneficially owned as a group less than 1% of the outstanding shares of each class of the Acquiring Fund. Except as

-----------

* Due to the net asset value of the Acquired Fund being less than ten percent of the Acquiring Fund's value, pro forma financial statements were not required to be and have not been prepared.

set forth in the table below, to the best knowledge of the Directors of the Acquiring Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the outstanding shares of a class of the Acquiring Fund.

                                                   Percentage of
                                                    Class Owned
                                                     of Record
                                                  or Beneficially
                                             --------------------------
                                                              Upon
                                                          Consummation
                                   Fund       As of the      of the
Name and Address                and Class    Record Date Reorganization
----------------              -------------- ----------- --------------
Mr. David Heerensperger       Acquiring Fund    81.95%       81.95%
  982 Powell Avenue SW        Class Y
  Renton, WA 98055-2908       (beneficial)

Mr. Barry Baker               Acquiring Fund    13.37        13.37
  28 Merry Hill Ct.           Class Y
  Pikesville, MD 21208-1746   (beneficial)

Cede & Co., as nominee for    Acquired Fund     98.37         9.44*
The Depository Trust Company  (record)
  P.O. Box 20
  Bowling Green Station
  New York, NY 10004

-----------

* Class A shares of the Acquiring Fund.

                     INFORMATION ABOUT THE ACQUIRING FUND

  The prospectus and annual report of the Acquiring Fund have been delivered with this prospectus/proxy statement and are incorporated herein by reference. Information regarding Investments, Risks and Performance; a Fee Table; Investment Objectives, Principal Investment Strategies, and Related Risks; Management, Organization, and Capital Structure; Shareholder Information; Distribution Arrangements; and Financial Highlights Information of the Acquiring Fund may be found under such headings in the prospectus of the Acquiring Fund. For information regarding Management's Discussion of Fund Performance of the Acquiring Fund, please refer to the Acquiring Fund's annual report which accompanied this prospectus/proxy statement.

                      INFORMATION ABOUT THE ACQUIRED FUND

  Information about the Acquired Fund is incorporated herein by reference from the current prospectus of the Acquired Fund. The Acquired Fund's prospectus, dated September 28, 1999, is available upon request (without charge) by calling or writing the Acquired Fund at the telephone number or address listed on the cover page of this prospectus/proxy statement. Information about the Acquired Fund

(including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Acquired Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                              VOTING INFORMATION

  This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Acquired Fund to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 9:30 a.m. on February 24, 2000, at 388 Greenwich Street, 26th Floor, New York, New York 10013, and at any adjournment or adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Acquired Fund on or about January 14, 2000. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the shares of the Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Plan. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR approval of the proposed Reorganization and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Acquired Fund, Christina T. Sydor, Esq., 388 Greenwich Street, New York, New York 10013. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

  Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund. Shareholders of the Acquired Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

  Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, the internet or personal interviews conducted by officers and employees of Salomon Smith Barney and its affiliates and/or by PFPC, the Acquiring Fund's transfer agent. If the Acquired Fund records votes by telephone or the internet, it will use procedures designed to authenticate shareholders' identities to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Although a shareholder's vote may be taken by telephone or the internet, each shareholder will receive a copy of this Prospectus/Proxy Statement and may vote by mail using the enclosed proxy card. The aggregate cost of solicitation of the shareholders of the Acquired Fund is expected to be approximately $7,500. Expenses of the Reorganization, including the costs of the proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement will be borne by the Acquiring Fund and the Acquired Fund in proportion to their assets.

  In the event that a quorum necessary for a shareholders meeting is not present or sufficient votes to approve the Reorganization are not received by February 24, 2000, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon a decision to adjourn the Meeting.

  The votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

                                OTHER BUSINESS

  The Directors of the Acquired Fund do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

  The Board of Directors of Greenwich Street Municipal Fund Inc., including the Independent Directors, unanimously recommends approval of the Plan, and any unmarked proxies without instructions to the contrary will be voted in favor of approval of the Plan.

PART B
INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

January 14, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

388 Greenwich Street
New York, New York 10013
(800) 451-2010


This Statement of Additional Information ("SAI") is not a prospectus and is meant to be read in conjunction with the Prospectus of the Smith Barney Managed Municipals Fund Inc. (the "fund") dated January 14, 2000 (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders that are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above.

TABLE OF CONTENTS

Directors and Executive Officers of the Fund	2
Investment Objective and Management Policies	4
Investment Restrictions........................................................
 ..........................	.12
Risk Factors and Special Considerations Relating to Municipal
Securities..................	.14
Portfolio Transactions........................................................
 ......................	.16
Portfolio Turnover............................................................
 .......................	.17
Purchase of Shares............................................................
 ........................	17
Determination of Net Asset Value..............................................
 ..................	.23
Redemption of Shares	24
Investment Management and Other Services	27
Valuation of Shares	31
Exchange Privilege	31
Performance Information	32
Dividends, Distributions and Taxes	37
Additional Information	41
Financial Statements..........................................................
 .......................	42
Other Information.............................................................
 .................................42
Appendix A....................................................................
 .................................44


DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

The names of the directors of the fund and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each director who is an "interested person" of the fund, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" directors and executive officers of the fund is 388 Greenwich Street, New York, New York 10013.

Herbert Barg (Age 76).  Director
Private Investor. Director or trustee of 18 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

*Alfred J. Bianchetti (Age 76).  Director
Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77).  Director
Consultant, HMK Associates; Retired Vice Chairman of the Board of
Restaurant Associates Corp. Director or trustee of 22 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61).  Director
Professor, Harvard Business School. Director or trustee of 25 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68).  Director
Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 13 investment companies associated with Citigroup. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 73).  Director
Chairman of the Board and President of The Dress Barn, Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67).  Director
Attorney. Director or trustee of 15 investment companies associated with Citigroup. His address is 277 Park Avenue, New York, New York 10172.



Joseph J. McCann (Age 68).  Director
Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon (Age 66). Chairman of the Board, President and Chief Executive Officer
Managing Director of Salomon Smith Barney Inc.; President of SSBC Fund Management, Inc. ("SSBC" or the "manager") and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board and director or trustee of 64 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65).  Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. Director or trustee of 13 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon, New Hampshire 03784.

Lewis E. Daidone (Age 41).  Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA. Senior Vice President and Treasurer of 59 investment companies associated with Citigroup.

Joseph P. Deane (Age 51).  Vice President and Investment Officer
Investment Officer of SSBC;  Managing Director of Salomon Smith Barney.

Paul Brook (Age 45). Controller
Director of Salomon Smith Barney; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

Christina T. Sydor (Age 48). Secretary
Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSBC and TIA. Secretary of 59 investment companies associated with Citigroup.

As of December 13, 1999, the directors and officers of the funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.

To the best knowledge of the directors, as of December 13, 1999, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following classes:

Shareholder

Class
Shares Held
Mr. David Heerensperger
981 Powell Avenue SW
Renton, VA 98055-2908

Class Y
2,503,788.450
Mr. Barry Baker
28 Merry Hill Ct
Pikesville, MD 21208-
1746
Class Y
   408,576.849


No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the fund for serving as an officer of the funds or director of the fund. The fund pays each director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each director emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $2,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

For the fiscal year ended February 28, 1999, the directors of the fund were paid the following compensation:






Name of Person




Aggregate
Compensation
from Fund
Total
Pension or
Retirement
Benefits
Accrued
As part of
Fund
Expenses


Compensati
on
From Fund
And Fund
Complex
Paid to
Directors


Number of
Funds for
Which
Directors
Serve Within
Fund Complex

Herbert Barg **
$6,600
$0
$105,425
18
Alfred Bianchetti *
**
 6,600
  0
   51,200
13
Martin Brody **
 5,600
  0
 132,500
22
Dwight B. Crane **
 6,100
  0
 139,975
25
Burt N. Dorsett **
 6,600
  0
   51,200
13
Elliot S. Jaffe **
 5,600
  0
   47,550
13
Stephen E. Kaufman
**
 6,600
  0
   96,400
15
Joseph J. McCann **
 6,600
  0
   51,200
13
Heath B. McLendon *
0

  0
0
64
Cornelius C. Rose,
Jr. **
 6,100
  0
   51,200
13

*	Designates an "interested" director.
**	Designates member of Audit Committee.

	Upon attainment of age 80, fund directors are required to change to emeritus status. Directors emeritus are entitled to serve in emeritus status for a maximum of 10 years. A director emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to directors achieving emeritus status totaled $3,000.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the fund's investment objective and management policies in the prospectus. For purposes of this SAI, intermediate- and long-term debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, or multistate agencies or authorities, are collectively referred to as "Municipal Bonds.'' SSBC serves as investment manager and administrator to the fund.

The fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in Municipal Bonds. For temporary defensive purposes, the fund may invest without limit in "Temporary Investments" as described below.

Diversified Classification

The fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"). In order to be classified as a diversified investment company under the 1940 Act, the fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) or own more than 10% of the outstanding voting securities of any one issuer.
 For the purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Bonds depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity.

Use of Ratings as Investment Criteria

In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") and other nationally recognized statistical ratings organizations ("NRSROs") represent the opinions of those agencies as to the quality of the Municipal Bonds and short-term investments which they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the fund invests in lower-rated and comparable unrated securities, the fund's achievement of its investment objective may be more dependent on the manager's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher-rated securities. The Appendix contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the fund. Neither event will require the sale of such Municipal Bonds by the fund, but the manager will consider such event in its determination of whether the fund should continue to hold such Municipal Bonds. In addition, to the extent the ratings change as a result of changes in such organizations, in their rating systems or because of a corporate restructuring of Moody's, S&P or any NRSRO, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

The fund generally will invest at least 80% of its total assets in investment grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-1 by S&P, or have the equivalent rating by any NRSRO or in unrated obligations of comparable quality. Unrated obligations will be considered to be of investment grade if deemed by the manager to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers thereof are rated Baa or better by Moody's or BBB or better by S&P. The balance of the fund's assets may be invested in securities rated as low as C by Moody's or D by S&P or have the equivalent rating by any NRSRO, or deemed by the manager to be comparable unrated securities, which are sometimes referred to as "junk bonds." Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments. It should be emphasized that ratings are relative and subjective and are not absolute standards of quality.

Although these ratings are initial criteria for selection of portfolio investments, the fund also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends. The value of debt securities varies inversely to changes in the direction of interest rates. When interest rates rise, the value of debt securities generally falls, and when interest rates fall, the value of debt securities generally rises.

Low and Comparable Unrated Securities. While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic conditions (including recession) in specific regions or localities or among specific types of issuers, In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obligations, meet projected goals or obtain additional financing may be impaired. The risk of loss because of default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

While the market for municipal securities is considered to be generally adequate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such recession, however, would likely disrupt severely the market for such securities and adversely affect the value of the securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the fund.

Municipal Bonds Municipal Bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Bonds if the interest paid thereon qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer.

The yield on Municipal Bonds is dependent on a variety of factors, including general economic and monetary conditions, general money market factors, general conditions of the Municipal Bond market, the financial condition of the issuer, the size of a particular offering, maturity of the obligation offered and the rating of the issue.

Municipal Bonds also may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially and adversely affected.

Municipal Leases. The fund may invest without limit in "municipal leases", which are obligations issued by state and local governments or authorities to finance the acquisition of equipment or facilities. The interest on such obligations is, in the opinion of counsel to the issuers, excluded from gross income for federal income tax purposes. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.
However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled;
(b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

The fund may invest without limit in debt obligations which are repayable out of revenue streams generated from economically-related projects or facilities or debt obligations whose issuers are located in the same state. Sizeable investments in such obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

Private Activity Bonds. The fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on those bonds. Dividends derived from interest income on Municipal Securities are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax.

Zero Coupon Bonds. The fund may also invest in zero coupon bonds. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

When-Issued Securities. The fund may purchase Municipal Bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase Municipal Bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Municipal Bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, Municipal Bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing Municipal Bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established on the fund's books. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income tax.

When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered advantageous.
Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Temporary Investments. Under normal market conditions, the fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments. When the fund is maintaining a defensive position, the fund may invest in short-term investments ("Temporary Investments") consisting of: (a) tax-exempt securities in the form of notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's, S&P or the equivalent rating from an NRSRO or, if not rated, having an issue of outstanding Municipal Bonds rated within the three highest grades by Moody's, S&P or the equivalent rating from an NRSRO; and (b) the following taxable securities: obligations of the United States government, its agencies or instrumentalities ("U.S. government securities"), repurchase agreements, other debt securities rated within the three highest grades by Moody's, S&P or the equivalent rating from an NRSRO, commercial paper rated in the highest grade by any of such rating services, and certificates of deposit of domestic banks with assets of $1 billion or more. The fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the fund's total assets be invested in Temporary Investments unless the fund has adopted a defensive investment policy. The fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of portfolio securities or shares of the fund's common stock, or in order to have highly liquid securities available to meet anticipated redemptions. For the fiscal year ended February 28, 1999, the fund did not invest in taxable Temporary Investments.

Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the manager to correlate with the prices of the Municipal Bonds owned or to be purchased by the fund.

In entering into a financial futures contract, the fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option in the futures contract.
 The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the fund.

Regulations of the Commodity Futures Trading Commission applicable to the fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the fund will not exceed 5% of the market value of its assets. In addition, the fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on a deposit for the contracts. The fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

Although the fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the fund's investments being hedged, if any, may offset partially or completely loses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or under hedging" may adversely affect the fund's net investment results if market movements are not as anticipated when the hedge is established.

If the fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

Other Investments.   The fund shall not invest more than 10% of its assets
in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")), that are determined to be illiquid by the manager. Also, the fund may invest up to an aggregate of 15% of its total assets in securities with contractual or other restrictions on resale and other instruments which are not readily marketable. The fund also is authorized to borrow an amount of up to 10% of its total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) in order to meet anticipated redemptions and to pledge its assets to the same extent in connection with the borrowings.



INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% of the fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the Board of Directors at any time. The fund may not:

	1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

	3.	Invest more than 25% of its total assets in securities, the
issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

	5.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

	6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

	7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

	10.	Invest more than 5% of the value of its total assets in the
securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S.
government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets.)

	11.	Invest in companies for the purpose of exercising control.

	12.	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except for the purchase, to the extent permitted by Section 12 of the 1940 Act, of shares of registered unit investment trusts whose assets consist substantially of Municipal Bonds.

	13.	Purchase or sell oil and gas interests.

	14.	Engage in the purchase and sale of put, call, straddle or
spread options or in writing of such options, except that the fund may purchase and sell options on interest rate futures contracts.

Certain restrictions listed above permit the fund to engage in investment practices the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require Board approval and appropriate notice to shareholders. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the fund's assets will not constitute a violation of such restriction.
For the purposes of Investment Restriction 3, private activity bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL SECURITIES

Alternative Minimum Tax

Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject bonds"), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject bonds. AMT-Subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-Subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

PORTFOLIO TRANSACTIONS

Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. For the 1997, 1998 and 1999 fiscal years, the fund has paid no brokerage commissions.

Allocation of transactions, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of its use of such supplemental information. Such information may be useful to the manager in serving both the fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation.
 The fund also may execute portfolio transactions through Salomon Smith Barney and its affiliates in accordance with rules promulgated by the SEC.

While investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) generally is not expected to exceed 100%, but the portfolio turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold.
 In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. For the 1997, 1998 and 1999 fiscal years, the fund's portfolio turnover rates were 103%, 110% and 45%, respectively.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:




Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
   4.00%
   4.17%
   3.60%
$ 25,000 - 49,999
3.50
3.63
3.15
50,000 - 99,999
3.00
3.09
2.70
100,000 - 249,999
2.50
2.56
2.25
250,000 - 499,999
1.50
1.52
1.35
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Purchase of Shares-Deferred Sales Charge Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act of 1933. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data.
 The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from a UIT sponsored by Salomon Smith Barney; and (g) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class
Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).
 Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares were purchased without an initial sales charge but subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.



Year Since Purchase Payment Was Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class
B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts.
 Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

DETERMINATION OF NET ASSET VALUE

Each class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the fund in valuing its assets.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and asked price. Over-the-counter securities are valued at the mean between the bid and asked price. If market quotations for those securities are not readily available, they are valued at fair value, as determined in good faith by the fund's Board of Directors. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's Board of Directors.

Short-term investments maturing in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.



Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price per Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price per Class B and Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The method of computing the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Dealer Representative or by submitting a written request for redemption to:

Smith Barney Managed Municipals Fund Inc.
Class A, B, L or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 9699
Providence, RI 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.)
 For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000 of any class or
classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption.
 Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption and Exchange
Program.   Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

Distributions in Kind

If the fund's Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant. Withdrawal Plans should be set up with a Salomon Smith Barney Financial Consultant. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawals. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator - SSBC (Manager)

SSBC (formerly known as Mutual Management Corp.) serves as investment adviser to the fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the fund which was approved by the Board of Directors, including a majority of directors who are not "interested persons" of the fund or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the fund's Board of Directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services. SSBC (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of November 30, 1999 of approximately $121 billion.

As compensation for investment advisory services, the fund pays the manager a fee computed daily and payable monthly at the following annual rates of the fund's average daily net assets: 0.35% up to $500 million; 0.32% of the next $1.0 billion and 0.29% in excess of $1.5 billion. For the fiscal years ended February 28, 1997, 1998 and 1999, the fund incurred $8,667,272, $10,103,778 and, $11,563,790 respectively, in investment advisory fees.

The manager also serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). As administrator SSBC: (a) assists in supervising all aspects of the Fund's operations; b) supplies the fund with office facilities (which may be in SSBC's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, (c) internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (d) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, the manager receives a fee computed daily and payable monthly at the following annual rates of average daily net assets: 0.20% up to $500 million; and 0.18% of the next $1.0 billion, and 0.16% in excess of $1.5 billion. For the fiscal year ended February 28, 1997, 1998 and 1999, the fund paid the manager $4,850,912, $5,643,278 and $6,448,802, respectively, in administration fees.

The fund bears expenses incurred in its operations including: taxes, interest, brokerage fees and commissions, if any; fees of directors of the fund who are not officers, directors, shareholders or employees of Salomon Smith Barney or the manager; SEC fees and state Blue Sky notice fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the fund.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the fund and to render opinions on the fund's financial statements for the fiscal year ended February 29, 2000.

Custodian and Transfer Agent

PNC Bank, National Association located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the fund's custodian. Under the custody agreement, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data Shareholder Services Group Inc., located at Federal Street, Boston, Massachusetts 02110, serves as the fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston, Massachusetts 02109-5408 serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the independent directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1997 and 1998 fiscal years, Salomon Smith Barney, received $45,000 and $68,000, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the period February 28, 1998 through October 7, 1998 the aggregate dollar amount of sales charges on Class A shares was $55,400 all of which was paid to Salomon Smith Barney. For the period October 8, 1998 through February 28, 1999 the aggregate dollar amount of sales charges on Class A shares was $48,000, $43,200 of which was paid to Salomon Smith Barney.

For the period June 12, 1998 through October 7, 1998 the aggregate dollar amount of sales charges on Class L shares was $1,000, all of which was paid to Salomon Smith Barney. For the period October 8, 1998 through February 28, 1999 the aggregate dollar amount of sales charges on Class L shares was $198,000, $178,200 of which was paid to Salomon Smith Barney.

For the fiscal years ended February 28, 1997, 1998 and 1999, Salomon Smith Barney or its predecessor received from shareholders $1,140,000, $1,275,000 and $1,404,000, respectively, in deferred sales charges on the redemption of Class B shares. For the fiscal years ended February 28, 1997, 1998 and 1999, Salomon Smith Barney or its predecessor received from $18,000, $29,000 and $32,000, respectively, in deferred sales charges on redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory Agreement for continuance.

Distribution Arrangements. To compensate Salomon Smith Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.55%, respectively, of the value of the fund's average net assets attributable to the shares of each Class.

For the fiscal year ended February 28, 1999, Salomon Smith Barney incurred distribution expenses totaling $17,927,321 consisting of $948,339 for advertising, $85,034 for printing and mailing of prospectuses, $6,120,991 for support services, $10,396,711 to Salomon Smith Barney Financial Consultants, and $376,246 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the years indicated:




Distribution Plan Fees





Fiscal Year
Ended 2/28/99

Fiscal Year
Ended 2/28/98

Fiscal Year
Ended 2/28/97

Class A

$   3,651,852

$   3,247,646

$   2,875,192

Class B

$   7,588,761

$   6,535,992

$   5,246,869

Class L*

$   1,106,096

$      683,634

$
361,832

* Class L shares were called Class C shares until June 12, 1998.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the independent directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the directors and independent directors in the manner described above. The Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a majority of the independent directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

The fund's net asset value per share is determined as of close of regular trading on the NYSE, on each day that the NYSE is open, by dividing value of the fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

When, in the judgment of the pricing service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value of securities of similar type, yield and maturity. Pricing services generally determine value by reference to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost is fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities and other assets that are not priced by a pricing service and for which market quotations are not available will be valued in good faith at fair value by or under the direction of the fund's Board of Directors.

EXCHANGE PRIVILEGE

Shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividends, Distributions and Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Additional Information Regarding Telephone Redemption and Exchange
Program

Neither the fund nor its agents will be liable for instructions communicated by telephone that are reasonably believed to be genuine. The fund or its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded).
 The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

PERFORMANCE INFORMATION

From time to time, the fund may quote total return of a class in advertisements or in reports and other communications to shareholders.
The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Yield and Equivalent Taxable Yield

A Class' 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD =2 [(a-b +1)6-1]
						        cd

Where:	 a	=  	dividends and interest earned during the period.
		 b	=  	expenses accrued for the period (net of
reimbursement).
 c	=  	the average daily number of shares outstanding
during the period that were entitled to receive
dividends.
	 d	=  	the maximum offering price per share on the last
day of the period.

For the purpose of determining the interest earned (variable "a'' in the formula) on debt obligations that were purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The fund's equivalent taxable 30-day yield for a Class of shares is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

The yields on municipal securities are dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that in periods of declining interest rates the fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield for each Class of shares will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.

The fund's yield for Class A, Class B and Class L shares for the 30-day period ended February 28, 1999 was 4.57%, 4.24% and 4.15%, respectively.
 The equivalent taxable yield for Class A, Class B and Class L shares for that same period was 7.14%, 6.62% and 6.48%, respectively, assuming the payment of Federal income taxes at a rate of 36%.

Average Annual Total Return

"Average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1+T)n = ERV

Where:		 	P	= 	a hypothetical initial payment of
$1,000.
T	= 	average annual total return.
N	=	number of years.
ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The fund's average annual total return for Class A shares assuming the maximum applicable sales charge was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.06)% for the one-year period ended February 28, 1999.

6.33% for the five-year period ended February 28, 1999.

10.47% per annum during the period from the fund's commencement of operations on March 4, 1981 through February 28, 1999.

A Class' average annual total return assumes that the maximum applicable sales charge or deferred sales charge assessed by the fund has been deducted from the hypothetical investment. If the maximum 4.00% sales charge had not been deducted, Class A's average annual total return would have been 4.07%, 7.2% and 10.73%, respectively, for those same periods.

The fund's average annual total return for Class B shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.95)% for the one-year period ended February 28, 1999.

6.48% for the five-year period ended February 28, 1999.

8.14% per annum during the period from the fund's commencement of operations on November 6, 1992 through February 28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class B's average annual total return would have been 3.48%, 6.64% and 8.14%, respectively, for the same periods.
The fund's average annual total return for Class L shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

1.51% for the one-year period ended February 28, 1999.

9.53% per annum during the period from the fund's commencement of operations on November 9, 1994 through February 28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class L's average annual total return for the one-year period ended February 28, 1999 would have been 3.49%.

The fund's average annual total return for Class Y shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

4.39% for the one-year period ended February 28, 1999.

7.98% per annum during the period from the fund's commencement of
operations on      April 4, 1995 through February 28, 1999.

Class Y's shares do not incur sales charges nor deferred sales charges.

Aggregate Total Return

"Aggregate total return" represents the cumulative change in the value of an investment in the Class for the specified period and is computed by the following formula:

	ERV-P
	P

Where: 	P 	=	a hypothetical initial payment of $10,000.
ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The fund's aggregate total return for Class A shares was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.06)% for the one-year period ended February 28, 1999.

35.92% for the five-year period ended February 28, 1999.

500.67% for the period from the fund's commencement of operations on March 4, 1981 through February 28, 1999.

Class A's aggregate total return assumes that the maximum applicable sales charge or maximum applicable deferred sales charge has been deducted from the investment. If the maximum sales charge had not been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been 4.07%, 41.57% and 525.83%, respectively.

The fund's aggregate total return for Class B shares was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

(0.95)% for the one-year period ended February 28, 1999.

36.91% for the five-year period ended February 28, 1999.

63.92% for the period from commencement of operations on November 6, 1992 through February 28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class B's aggregate total return for the same periods would have been 3.48%, 37.89% and 63.92%, respectively.

The fund's aggregate total return for Class L shares was as follows for the period indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

1.51% for the one-year period ended February 28, 1999.

47.98% for the period from commencement of operations on November
09, 1994 through February 28, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class L's aggregate total return for the one-year period ended February 28, 1999 would have been 3.49%.

The fund's aggregate total return for Class Y shares was as follows for the period indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

4.39% for the one-year period ended February 28, 1999.

35% for the period from commencement of operations on April 4, 1995
through        February 28, 1999.

Class Y shares do not incur sales charges nor deferred sales charges.

Performance will vary from time to time depending on market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered as representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The fund's policy is to declare and pay exempt-interest dividends monthly. Dividends from net realized capital gains, if any, will be distributed annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge.

The per share amounts of the exempt-interest dividends on Class B and Class L shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Classes of fund shares (A, B, L and Y).

Taxes. The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state and local consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The fund and its investments

As described in the fund's prospectus, the fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and
(ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the
Code) and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.
If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also
(a) will require the fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.



Taxation of Shareholders

Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for Federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for Federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the fund which represents income derived from private activity bonds held by the fund may not retain its Federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, some or all of the fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of the fund's dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and Federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the Federal branch profits tax or the Federal "excess net passive income" tax.

The fund does not expect to realize a significant amount of capital gains.
 Net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced.
 Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of (a) taxable dividends and distributions and (b) redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax and personal income tax status of the dividends and distributions made by the fund to its shareholders. These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from Federal income taxation and the dollar amount of dividends subject to Federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the fund. To the extent the fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The fund was incorporated under the laws of the State of Maryland on September 16, 1980, and is registered with the SEC as a diversified, open-end management investment company.

Each Class of the fund's shares represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allowable exclusively to each Class; (e) voting rights on matters exclusively affecting a single class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class.

The fund was incorporated on September 16, 1980 under the name Shearson Managed Municipals Inc. On December 15, 1988, November 6, 1992, July 30, 1993 and October 14, 1994, the fund's name was changed to SLH Managed Municipals Fund Inc., Shearson Lehman Brothers Managed Municipals Fund Inc., Smith Barney Shearson Managed Municipals Fund Inc. and Smith Barney Managed Municipals Fund Inc., respectively.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended February 28, 1999 is incorporated herein by reference in its entirety. The annual report was filed on May 5, 1999, Accession Number 91155-99-000314

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.


Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

	AAA

Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA'' have the second strongest capacity for payment of debt service.


	A

Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

Medium Grade - Of the investment grade ratings, this is the lowest.

General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A'' and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds - Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

The rating C is reserved for income bonds on which no interest is being paid.




	D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

	Aaa

Bonds that are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

Bonds that are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.





	B

Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

	C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction is in recognition of the differences between short- and long-term credit risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with margins of protection ample although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper Rating

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA-'' or higher), or the direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics.
 Paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A'' or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

Description of Moody's Prime-1 Commercial Paper Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


SMITH BARNEY MANAGED MUNICIPALS FUND INC.



Statement of


Additional
Information























January 14, 2000




Smith Barney Managed Municipals Fund Inc.
388 Greenwich Street
New York, NY  10013
								SALOMON SMITH BARNEY
									A Member of Citigroup
[Symbol]


46






PART C
OTHER INFORMATION


ITEM 15. INDEMNIFICATION

Reference is made to Article TENTH of Registrant's Articles of Incorporation for a complete statement of its terms. Article TENTH provides: "no director or officer of the Corporation shall personally be liable to the Corporation or its stockholders for money damages, except to the extent such exemption from liability or limitation thereof is not permitted by the Investment Company Act of 1940, as amended from time to time."

ITEM 16. EXHIBITS

Unless otherwise noted, all references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on September 26, 1980 (File Nos. 2-69308 and 811-3097).

(1) (a)	Articles of Amendment to the Articles of Incorporation dated
July 30, 1993, are incorporated by reference to Post-
Effective Amendment No. 25 filed on February 25, 1994 ("Post-
Effective Amendment No. 25").

(1) (b)	Form of Amendment to Articles of Incorporation, Form of
Articles Supplementary, Form of Amendment and Articles of
Correction dated October 14, 1994, are incorporated by reference to Post-Effective Amendment No. 27 as filed on November 7, 1994 ("Post-Effective Amendment No. 27").

(1) (c)	Articles of Amendment dated June 1, 1998 to the Articles of
Incorporation is incorporated by reference to Post-Effective
Amendment No. 32.

(2) (a)	Registrant's By-Laws are incorporated by reference to Post-
Effective Amendment No. 3 as filed on June 17, 1982

(2) (b)	Amendments to Registrant's By-Laws are incorporated by
reference to Post-Effective Amendment No. 12, as filed on April 29, 1988.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is incorporated by reference to the Registration Statement filed on November
8, 1999.

(5) Not applicable.

(6) (a) 	Investment Advisory Agreement dated July 30, 1993 between
the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 25.

(6) (b)	Form of Transfer of Investment Advisory Agreement dated as
of November 7, 1994 among Registrant, Mutual Management
Corp. and Smith Barney Mutual Funds Management Inc. is incorporated by reference to Post-Effective Amendment No.
28.

(7) (a)	Distribution Agreement between the Registrant and Smith
Barney Shearson Inc. dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 25.

(7) (b)	Form of Distribution Agreement between Registrant and CFBDS,
Inc. is incorporated by reference to Post-Effective
Amendment No. 33.

(8) Not applicable.

(9) Form of Custody Agreement between the Registrant and PNC
Bank, National Association is incorporated by reference to Post-Effective Amendment No. 29.

(10) (a)	Amended Services and Distribution Plan pursuant to Rule 12b-
1 between the Registrant and Smith Barney Inc. is
incorporated by reference to Post-Effective Amendment No.
27.
(10) (b)	Form of Amended Service and Distribution Plan pursuant to
Rule 12b-1 between the Registrant and Salomon Smith Barney
Inc. is incorporated by reference to Post-Effective
Amendment No. 33.

(10) (c)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant
is incorporated by reference to Post-Effective Amendment No.
16.

(10) (d)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant
is incorporated by reference to Post-Effective Amendment No.
32.

(11)	Form of Opinion and Consent of Willkie Farr & Gallagher is
incorporated by reference to the Registration Statement filed on November 8, 1999.

(12) Form of Tax Opinion and Consent of Willkie Farr & Gallagher is incorporated by reference to the Registration Statement filed on November 8, 1999.

(13) (a)	Administration Agreement dated April 20, 1994, between
the Registrant and Smith, Barney Advisers, Inc., is incorporated by reference to Post-Effective Amendment No.
27.

(13) (b)	Transfer Agency Agreement dated August 2, 1993 between the
Registrant and The Shareholder Services Group, Inc., is incorporated by reference to Post-Effective Amendment No.
25.

(14) (a)	Consent of Independent Auditors is incorporated by reference to the Registration Statement filed on November 8, 1999.

(14) (b)	Form of Opinion and Consent of Venable, Baetjer and Howard,
LLP, as to matters of Maryland law is incorporated by reference to the Registration Statement filed on November 8, 1999.

(15) Not applicable.

(16) Power of Attorney, dated June 14, 1996, is incorporated by reference to Post-Effective Amendment No. 30.

(17) (a)	Prospectus of the Registrant, dated June 28, 1999, is
incorporated by reference to Post-Effective Amendment No.
33.

(17) (b)	Annual Report to Shareholders of the Registrant, dated
February 28, 1999, is incorporated by reference to Form N-
30D, as filed June 30, 1999, with the Commission.

(17) (c)	Form of Proxy is incorporated by reference to the
Registration Statement filed on November 8, 1999.


ITEM 17.  UNDERTAKINGS

(1)The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR
230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bonafide offering of them.




SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 4th day of January, 2000.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

					By: /s/Heath B. McLendon
						Heath B. McLendon
						Chief Executive Officer


	Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title					Date

/s/Heath B. McLendon		Chairman of the Board,		01/04/00
Heath B. McLendon			Chief Executive Officer,
					and President

/s/Lewis E. Daidone		Senior Vice President 		01/04/00
Lewis E. Daidone			and Treasurer

*/s/Herbert Barg
Herbert Barg 			Director				01/04/00

*/s/Martin Brody
Martin Brody			Director				01/04/00

*/s/Dwight B. Crane
Dwight B. Crane			Director				01/04/00

*/s/Alfred J. Bianchetti
Alfred J. Bianchetti 		Director				01/04/00

*/s/Elliot S. Jaffe
Elliot S. Jaffe 			Director				01/04/00

*/s/Stephen E. Kaufman
Stephen E. Kaufman		Director				01/04/00

*/s/Joseph J. McCann
Joseph J. McCann			Director				01/04/00

*/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.		Director				01/04/00

* By: /s/ Heath B. McLendon
Heath B. McLendon
Pursuant to a Power of Attorney dated April 17, 1996